NUVEEN HIGH INCOME BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The following changes apply to Nuveen High Income Bond Fund and Nuveen Strategic Income Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED APRIL 30, 2014

Class B shares of Nuveen Real Estate Securities Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The following changes apply to Nuveen Dividend Value Fund, Nuveen Equity Index Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value Fund and Nuveen Small Cap Select Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.